Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000009820 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000009820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000009820 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.50%
C000009820 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009822 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009822 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009822 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009822 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009822 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000009822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000009822 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.50%
C000009822 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009819 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000009819 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009819 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009819 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009819 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009819 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000009819 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000009819 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000009819 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000009819 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000009819 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000009819 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000009819 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.50%
C000009819 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199529 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000199529 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000199529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000199529 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000199529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000199529 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000199529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000199529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000199529 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	99.50%
C000199529 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000084353 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084353 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084353 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084353 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000084353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000084353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000084353 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000084353 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084353 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084353 | CommunicationsL6388F110
Holdings [Line Items]
Percent of Total Investments	98.60%
C000084355 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000084355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000084355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000084355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000084355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000084355 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000084355 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084355 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084355 | CommunicationsL6388F110
Holdings [Line Items]
Percent of Total Investments	98.60%
C000199534 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199534 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000199534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000199534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000199534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000199534 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000199534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000199534 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000199534 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000199534 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199534 | CommunicationsL6388F110
Holdings [Line Items]
Percent of Total Investments	98.60%
C000034900 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034900 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034900 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000034900 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000034900 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034900 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034900 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034900 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034900 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034900 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034900 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034900 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000034900 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000034900 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034900 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034900 | CommunicationsL6388F110
Holdings [Line Items]
Percent of Total Investments	98.60%
C000009884 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000009884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000009884 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009884 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	97.90%
C000009886 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000009886 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000009886 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009886 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	97.90%
C000199533 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000199533 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000199533 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199533 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000199533 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000199533 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000199533 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000199533 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000199533 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000199533 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000199533 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000199533 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	97.90%
C000009883 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000009883 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009883 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000009883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000009883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000009883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000009883 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000009883 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	97.90%
C000009891 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Percent of Total Investments	0.70%
C000009891 | Municipal Bonds977100AC0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000009891 | Asset Backed Securities83162CXD0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009891 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000009891 | CMBS3136ATKQ6
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000009891 | U.S. Treasury Obligations9128337S3
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000009891 | MBS Passthrough3140FVUY0
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Percent of Total Investments	35.50%
C000009891 | Asset Backed Securities05377RHY3
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009891 | CMBS3136A7WK4
Holdings [Line Items]
Percent of Total Investments	21.90%
C000009891 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	12.30%
C000009891 | U.S. Treasury Obligations91282CBL4
Holdings [Line Items]
Percent of Total Investments	25.80%
C000009893 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Percent of Total Investments	0.70%
C000009893 | Municipal Bonds977100AC0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000009893 | Asset Backed Securities83162CXD0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009893 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000009893 | CMBS3136ATKQ6
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000009893 | U.S. Treasury Obligations9128337S3
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000009893 | MBS Passthrough3140FVUY0
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Percent of Total Investments	35.50%
C000009893 | Asset Backed Securities05377RHY3
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009893 | CMBS3136A7WK4
Holdings [Line Items]
Percent of Total Investments	21.90%
C000009893 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	12.30%
C000009893 | U.S. Treasury Obligations91282CBL4
Holdings [Line Items]
Percent of Total Investments	25.80%
C000009890 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Percent of Total Investments	0.70%
C000009890 | Municipal Bonds977100AC0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000009890 | Asset Backed Securities83162CXD0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000009890 | CMBS055986AF0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000009890 | CMBS3136ATKQ6
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000009890 | U.S. Treasury Obligations9128337S3
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000009890 | MBS Passthrough3140FVUY0
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Percent of Total Investments	35.50%
C000009890 | Asset Backed Securities05377RHY3
Holdings [Line Items]
Percent of Total Investments	3.60%
C000009890 | CMBS3136A7WK4
Holdings [Line Items]
Percent of Total Investments	21.90%
C000009890 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	12.30%
C000009890 | U.S. Treasury Obligations91282CBL4
Holdings [Line Items]
Percent of Total Investments	25.80%
C000123268 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	1.40%
C000123268 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123268 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123268 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123268 | U.S. Treasury Obligations912810TC2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123268 | Consumer Discretionary548661DZ7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123268 | Communications00206RND0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123268 | Communication Services20030NDS7
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123268 | Information Technology68389XBG9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000123268 | Industrials502431AR0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123268 | Consumer Staples02209SAM5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123268 | Energy30231GBF8
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123268 | Health Care031162DS6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123268 | Utilities29364WBN7
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000123268 | Financials46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000123268 | Health Care002824BH2
Holdings [Line Items]
Percent of Total Investments	94.60%
C000123268 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	4.00%
C000123269 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	1.40%
C000123269 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123269 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123269 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123269 | U.S. Treasury Obligations912810TC2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123269 | Consumer Discretionary548661DZ7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123269 | Communications00206RND0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123269 | Communication Services20030NDS7
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123269 | Information Technology68389XBG9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000123269 | Industrials502431AR0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123269 | Consumer Staples02209SAM5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123269 | Energy30231GBF8
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123269 | Health Care031162DS6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123269 | Utilities29364WBN7
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000123269 | Financials46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000123269 | Health Care002824BH2
Holdings [Line Items]
Percent of Total Investments	94.60%
C000123269 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234127 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	1.40%
C000234127 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234127 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234127 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000234127 | U.S. Treasury Obligations912810TC2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234127 | Consumer Discretionary548661DZ7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234127 | Communications00206RND0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234127 | Communication Services20030NDS7
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234127 | Information Technology68389XBG9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000234127 | Industrials502431AR0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234127 | Consumer Staples02209SAM5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234127 | Energy30231GBF8
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234127 | Health Care031162DS6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234127 | Utilities29364WBN7
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000234127 | Financials46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000234127 | Health Care002824BH2
Holdings [Line Items]
Percent of Total Investments	94.60%
C000234127 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	4.00%
C000123270 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	1.40%
C000123270 | Technology68389XDC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000123270 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123270 | Materials695156AV1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123270 | U.S. Treasury Obligations912810TC2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123270 | Consumer Discretionary548661DZ7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123270 | Communications00206RND0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123270 | Communication Services20030NDS7
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123270 | Information Technology68389XBG9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000123270 | Industrials502431AR0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123270 | Consumer Staples02209SAM5
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000123270 | Energy30231GBF8
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123270 | Health Care031162DS6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000123270 | Utilities29364WBN7
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000123270 | Financials46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000123270 | Health Care002824BH2
Holdings [Line Items]
Percent of Total Investments	94.60%
C000123270 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	4.00%
C000156996 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156996 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156996 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156996 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156996 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000156996 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156996 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156996 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156996 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156996 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156996 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156996 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000156996 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156996 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156996 | Financials025932104
Holdings [Line Items]
Percent of Total Investments	98.30%
C000156997 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000156997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000156997 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156997 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156997 | Financials025932104
Holdings [Line Items]
Percent of Total Investments	98.30%
C000260431 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260431 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000260431 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000260431 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000260431 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000260431 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000260431 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000260431 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000260431 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000260431 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000260431 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000260431 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000260431 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000260431 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260431 | Financials025932104
Holdings [Line Items]
Percent of Total Investments	98.30%
C000156998 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000156998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000156998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000156998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000156998 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156998 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156998 | Financials025932104
Holdings [Line Items]
Percent of Total Investments	98.30%
C000009838 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009838 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.10%
C000009838 | Utilities044074FR8
Holdings [Line Items]
Percent of Total Investments	99.90%
C000112495 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000112495 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.10%
C000112495 | Utilities044074FR8
Holdings [Line Items]
Percent of Total Investments	99.90%
C000009837 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009837 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.10%
C000009837 | Utilities044074FR8
Holdings [Line Items]
Percent of Total Investments	99.90%
C000123271 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123271 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123271 | U.S. Treasury Obligations912810TB4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123271 | CMBS05554VAB6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123271 | ABS805564QV6
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000123271 | CMBS31392JKC2
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000123271 | MBS Passthrough3138A7HY7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000123271 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000123271 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000123271 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000123271 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123271 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123271 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000123271 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123272 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123272 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123272 | U.S. Treasury Obligations912810TB4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123272 | CMBS05554VAB6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123272 | ABS805564QV6
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000123272 | CMBS31392JKC2
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000123272 | MBS Passthrough3138A7HY7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000123272 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000123272 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000123272 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000123272 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123272 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000123272 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123273 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123273 | Real Estate03027WAK8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123273 | U.S. Treasury Obligations912810TB4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123273 | CMBS05554VAB6
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000123273 | ABS805564QV6
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000123273 | CMBS31392JKC2
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000123273 | MBS Passthrough3138A7HY7
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000123273 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000123273 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000123273 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000123273 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123273 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000123273 | U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156999 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000156999 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000156999 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	92.20%
C000156999 | Real Estate101121101
Holdings [Line Items]
Percent of Total Investments	5.80%
C000157000 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157000 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000157000 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000157000 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	92.20%
C000157000 | Real Estate101121101
Holdings [Line Items]
Percent of Total Investments	5.80%
C000217819 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217819 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000217819 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217819 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	92.20%
C000217819 | Real Estate101121101
Holdings [Line Items]
Percent of Total Investments	5.80%
C000157001 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000157001 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000157001 | Real Estate03027X100
Holdings [Line Items]
Percent of Total Investments	92.20%
C000157001 | Real Estate101121101
Holdings [Line Items]
Percent of Total Investments	5.80%
C000009858 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.20%
C000009858 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009858 | Local64966SMU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000009858 | Materials278865BQ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009858 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009858 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009858 | Real Estate22966RAH9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009858 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009858 | Consumer Staples718172DR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009858 | U.S. Treasury Obligations91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	1.90%
C000009858 | Consumer Discretionary552953CF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009858 | Technology620076BL2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009858 | Energy17888HAA1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009858 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009858 | Utilities373334LC3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009858 | CMBS3136AFEC4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009858 | CMBS12635FAT1
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009858 | Financials50212YAJ3
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000009858 | ABS68267EAA2
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000009858 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.70%
C000009858 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009858 | Financials00774MAW5
Holdings [Line Items]
Percent of Total Investments	55.60%
C000009858 | Financials759351802
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112497 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.20%
C000112497 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	6.70%
C000112497 | Local64966SMU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000112497 | Materials278865BQ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112497 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112497 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112497 | Real Estate22966RAH9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112497 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112497 | Consumer Staples718172DR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112497 | U.S. Treasury Obligations91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	1.90%
C000112497 | Consumer Discretionary552953CF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112497 | Technology620076BL2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112497 | Energy17888HAA1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112497 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112497 | Utilities373334LC3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112497 | CMBS3136AFEC4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112497 | CMBS12635FAT1
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112497 | Financials50212YAJ3
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000112497 | ABS68267EAA2
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000112497 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.70%
C000112497 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000112497 | Financials00774MAW5
Holdings [Line Items]
Percent of Total Investments	55.60%
C000112497 | Financials759351802
Holdings [Line Items]
Percent of Total Investments	0.50%
C000225245 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.20%
C000225245 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	6.70%
C000225245 | Local64966SMU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000225245 | Materials278865BQ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225245 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225245 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225245 | Real Estate22966RAH9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225245 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225245 | Consumer Staples718172DR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225245 | U.S. Treasury Obligations91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	1.90%
C000225245 | Consumer Discretionary552953CF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225245 | Technology620076BL2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225245 | Energy17888HAA1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225245 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225245 | Utilities373334LC3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225245 | CMBS3136AFEC4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225245 | CMBS12635FAT1
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000225245 | Financials50212YAJ3
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000225245 | ABS68267EAA2
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000225245 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.70%
C000225245 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000225245 | Financials00774MAW5
Holdings [Line Items]
Percent of Total Investments	55.60%
C000225245 | Financials759351802
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009857 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.20%
C000009857 | CMBS06211EAP6
Holdings [Line Items]
Percent of Total Investments	6.70%
C000009857 | Local64966SMU7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Percent of Total Investments	0.20%
C000009857 | Materials278865BQ2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009857 | Information Technology11135FBZ3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000009857 | Health Care532457CU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009857 | Real Estate22966RAH9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009857 | Communications85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000009857 | Consumer Staples718172DR7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009857 | U.S. Treasury Obligations91282CCR0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	1.90%
C000009857 | Consumer Discretionary552953CF6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009857 | Technology620076BL2
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009857 | Energy17888HAA1
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009857 | Industrials74166MAC0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009857 | Utilities373334LC3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009857 | CMBS3136AFEC4
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009857 | CMBS12635FAT1
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009857 | Financials50212YAJ3
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000009857 | ABS68267EAA2
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000009857 | ABS00833BAA6
Holdings [Line Items]
Percent of Total Investments	28.70%
C000009857 | CMBS08163VAC1
Holdings [Line Items]
Percent of Total Investments	5.20%
C000009857 | Financials00774MAW5
Holdings [Line Items]
Percent of Total Investments	55.60%
C000009857 | Financials759351802
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157002 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157002 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000157002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000157002 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.70%
C000157002 | Financials008252108
Holdings [Line Items]
Percent of Total Investments	99.30%
C000157003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157003 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000157003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000157003 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.70%
C000157003 | Financials008252108
Holdings [Line Items]
Percent of Total Investments	99.30%
C000217820 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000217820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000217820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000217820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000217820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000217820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000217820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000217820 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.70%
C000217820 | Financials008252108
Holdings [Line Items]
Percent of Total Investments	99.30%
C000157004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157004 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157004 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000157004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157004 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000157004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000157004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000157004 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.70%
C000157004 | Financials008252108
Holdings [Line Items]
Percent of Total Investments	99.30%
C000009852 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000009852 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009852 | Local528878XB2
Holdings [Line Items]
Percent of Total Investments	98.90%
C000112496 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000112496 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112496 | Local528878XB2
Holdings [Line Items]
Percent of Total Investments	98.90%
C000009851 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000009851 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000009851 | Local528878XB2
Holdings [Line Items]
Percent of Total Investments	98.90%
C000009844 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009844 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009844 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009844 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009844 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000009844 | Energy682680103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009844 | Communication Services874054109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009844 | Real Estate12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009844 | Information Technology00971T101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009844 | MaterialsG25508105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009844 | Communications872590104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009844 | Industrials244199105
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009844 | Consumer Discretionary526057104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009844 | Financials115236101
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009844 | Health Care40412C101
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009844 | Technology91347P105
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000009846 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009846 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009846 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009846 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009846 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000009846 | Energy682680103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009846 | Communication Services874054109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009846 | Real Estate12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009846 | Information Technology00971T101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009846 | MaterialsG25508105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009846 | Communications872590104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009846 | Industrials244199105
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009846 | Consumer Discretionary526057104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009846 | Financials115236101
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009846 | Health Care40412C101
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009846 | Technology91347P105
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000199531 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199531 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199531 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199531 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199531 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199531 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199531 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199531 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199531 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000199531 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199531 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199531 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199531 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000199531 | Energy682680103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199531 | Communication Services874054109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199531 | Real Estate12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199531 | Information Technology00971T101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199531 | MaterialsG25508105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199531 | Communications872590104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000199531 | Industrials244199105
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000199531 | Consumer Discretionary526057104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199531 | Financials115236101
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199531 | Health Care40412C101
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000199531 | Technology91347P105
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000009843 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009843 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009843 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009843 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009843 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009843 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000009843 | Energy682680103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009843 | Communication Services874054109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009843 | Real Estate12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009843 | Information Technology00971T101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009843 | MaterialsG25508105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009843 | Communications872590104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009843 | Industrials244199105
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009843 | Consumer Discretionary526057104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009843 | Financials115236101
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009843 | Health Care40412C101
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000009843 | Technology91347P105
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000009864 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.90%
C000009864 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	16.70%
C000009864 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009864 | Information Technology11135FBV2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009864 | Materials034863BF6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009864 | Consumer Staples718172DA4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009864 | Communications00206RGQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009864 | Consumer Discretionary44891ADX2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009864 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009864 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009864 | Energy03743QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009864 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009864 | Health Care532457DF2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009864 | Technology11135FCW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009864 | Utilities125896BL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009864 | CMBS31397UBQ1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009864 | Financials06051GKY4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009864 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009864 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009864 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000009864 | MBS Passthrough3138A2GJ2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Percent of Total Investments	28.90%
C000009864 | ABS05377RHM9
Holdings [Line Items]
Percent of Total Investments	12.60%
C000009864 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009864 | ABS06211EAP6
Holdings [Line Items]
Percent of Total Investments	9.50%
C000009864 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	21.30%
C000009864 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009866 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.90%
C000009866 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	16.70%
C000009866 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009866 | Information Technology11135FBV2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009866 | Materials034863BF6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009866 | Consumer Staples718172DA4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009866 | Communications00206RGQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009866 | Consumer Discretionary44891ADX2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009866 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009866 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009866 | Energy03743QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009866 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009866 | Health Care532457DF2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009866 | Technology11135FCW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009866 | Utilities125896BL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009866 | CMBS31397UBQ1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009866 | Financials06051GKY4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009866 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009866 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009866 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000009866 | MBS Passthrough3138A2GJ2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Percent of Total Investments	28.90%
C000009866 | ABS05377RHM9
Holdings [Line Items]
Percent of Total Investments	12.60%
C000009866 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009866 | ABS06211EAP6
Holdings [Line Items]
Percent of Total Investments	9.50%
C000009866 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	21.30%
C000009866 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.00%
C000199532 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.90%
C000199532 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	16.70%
C000199532 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199532 | Information Technology11135FBV2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199532 | Materials034863BF6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000199532 | Consumer Staples718172DA4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199532 | Communications00206RGQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000199532 | Consumer Discretionary44891ADX2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199532 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000199532 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000199532 | Energy03743QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199532 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199532 | Health Care532457DF2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000199532 | Technology11135FCW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199532 | Utilities125896BL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000199532 | CMBS31397UBQ1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199532 | Financials06051GKY4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000199532 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000199532 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000199532 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000199532 | MBS Passthrough3138A2GJ2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Percent of Total Investments	28.90%
C000199532 | ABS05377RHM9
Holdings [Line Items]
Percent of Total Investments	12.60%
C000199532 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	6.10%
C000199532 | ABS06211EAP6
Holdings [Line Items]
Percent of Total Investments	9.50%
C000199532 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	21.30%
C000199532 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.00%
C000009863 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	3.90%
C000009863 | U.S. Treasury Obligations912810RK6
Holdings [Line Items]
Percent of Total Investments	16.70%
C000009863 | Communication Services00206RJZ6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009863 | Information Technology11135FBV2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000009863 | Materials034863BF6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000009863 | Consumer Staples718172DA4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009863 | Communications00206RGQ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000009863 | Consumer Discretionary44891ADX2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000009863 | Transportation59261A2P1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000009863 | Real Estate46188BAD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009863 | Energy03743QBB3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009863 | Industrials05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000009863 | Health Care532457DF2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009863 | Technology11135FCW9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009863 | Utilities125896BL3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009863 | CMBS31397UBQ1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009863 | Financials06051GKY4
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000009863 | CMBS12515GAD9
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000009863 | ABS64352VDK4
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009863 | U.S. Treasury Obligations91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000009863 | MBS Passthrough3138A2GJ2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Percent of Total Investments	28.90%
C000009863 | ABS05377RHM9
Holdings [Line Items]
Percent of Total Investments	12.60%
C000009863 | CMBS06211FBF4
Holdings [Line Items]
Percent of Total Investments	6.10%
C000009863 | ABS06211EAP6
Holdings [Line Items]
Percent of Total Investments	9.50%
C000009863 | Financials00774MBE4
Holdings [Line Items]
Percent of Total Investments	21.30%
C000009863 | Local Authority01026CAD3
Holdings [Line Items]
Percent of Total Investments	1.00%
C000119973 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	1.80%
C000119973 | Consumer Discretionary552953CF6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119973 | CMBS12635FAT1
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000119973 | Utilities92840VAT9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000119973 | Consumer Staples067316AD1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119973 | Communications87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119973 | Technology20602DAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119973 | U.S. Treasury Obligations912797RD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.20%
C000119973 | Health Care449934AD0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119973 | Real Estate929043AK3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119973 | Industrials830867AA5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119973 | ABS55317RAC6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119973 | Energy428102AH0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119973 | Financials09261HAD9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000119973 | ABS36265WAD5
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000119973 | ABS00834MAA1
Holdings [Line Items]
Percent of Total Investments	38.20%
C000119973 | ABS10806HAB3
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119973 | CMBS12434FAE7
Holdings [Line Items]
Percent of Total Investments	11.20%
C000119973 | Financials00774MAS4
Holdings [Line Items]
Percent of Total Investments	42.50%
C000119975 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Percent of Total Investments	1.80%
C000119975 | Consumer Discretionary552953CF6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119975 | CMBS12635FAT1
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000119975 | Utilities92840VAT9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000119975 | Consumer Staples067316AD1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119975 | Communications87264ABR5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119975 | Technology20602DAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119975 | U.S. Treasury Obligations912797RD1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	1.20%
C000119975 | Health Care449934AD0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119975 | Real Estate929043AK3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119975 | Industrials830867AA5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119975 | ABS55317RAC6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119975 | Energy428102AH0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000119975 | Financials09261HAD9
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000119975 | ABS36265WAD5
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000119975 | ABS00834MAA1
Holdings [Line Items]
Percent of Total Investments	38.20%
C000119975 | ABS10806HAB3
Holdings [Line Items]
Percent of Total Investments	5.10%
C000119975 | CMBS12434FAE7
Holdings [Line Items]
Percent of Total Investments	11.20%
C000119975 | Financials00774MAS4
Holdings [Line Items]
Percent of Total Investments	42.50%
C000009872 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009872 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009872 | Transportation16514PAC3
Holdings [Line Items]
Percent of Total Investments	99.80%
C000112498 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000112498 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.20%
C000112498 | Transportation16514PAC3
Holdings [Line Items]
Percent of Total Investments	99.80%
C000009871 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000009871 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.20%
C000009871 | Transportation16514PAC3
Holdings [Line Items]
Percent of Total Investments	99.80%
C000009874 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000009874 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009874 | Local084239GD8
Holdings [Line Items]
Percent of Total Investments	99.50%
C000112499 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000112499 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000112499 | Local084239GD8
Holdings [Line Items]
Percent of Total Investments	99.50%
C000009873 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000009873 | Cash & Equivalent31423R500
Holdings [Line Items]
Percent of Total Investments	0.50%
C000009873 | Local084239GD8
Holdings [Line Items]
Percent of Total Investments	99.50%